Right-of-use asset/Lease Liability and Other financing liability (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of lease expense
The table below presents the components of the Company’s finance lease expense for the years ended December 31, 2022 and 2023:

		December 31,
Description	Location in Consolidated Statement of Income	2022	2023
Finance lease cost:
Amortization of Right-of-use asset	Depreciation and amortization	$1,301	$—
Interest on Lease liability	Interest expense	463	—
Operating lease cost:
Interest on Other financing liability	Interest expense	—	35
Total		$1,764	$35